Net gains/(losses) on financial instruments classified as available for sale (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gains/(losses) on financial instruments classified as available for sale [Abstract]
Fixed income securities	[1]		R$ 49,963	R$ (1,918,595)
Equity securities	[1]		437,054	459,223
Dividends received			83,341	117,972
Total		R$ 0	R$ 570,358	R$ (1,341,400)

[1]	In 2017, includes impairment losses of R$1,729,039 thousand and, in 2016, R$2,106,107 thousand.